UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	11/30/2014

Item 1.	Schedule of Investments

Prudential National Muni Fund, Inc.

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.2%
Alabama — 0.2%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%		10/01/44	500	$540,410
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%		10/01/48	500	547,285

					1,087,695

Arizona — 3.8%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. A	5.000%		01/01/44	2,500	2,781,550
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	5.500%		01/01/38	2,500	2,703,150
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%		10/01/28	2,000	2,272,660
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000%		07/01/39	5,000	5,596,650
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000%		09/01/29	2,000	2,048,000
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	5.000%		01/01/39	5,000	5,580,150
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/32	1,910	2,169,340
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%		12/01/37	3,070	3,498,879

					26,650,379

California — 15.2%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000%		09/01/24	5,500	6,555,945
Anaheim Pub. Fin. Auth. Lease Rev., Sub. Pub. Impvts. Proj., Ser. C, AGM	6.000%		09/01/16	6,690	7,117,959
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset Bk., Ser. B	5.100%		06/01/28	1,250	1,195,425
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/36	1,000	1,121,710
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000%		11/15/36	2,000	2,254,160
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%		08/15/31	1,000	1,141,730
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	1,341,675
California St., FGIC, GO, TCRS	4.750%		09/01/23	155	156,748
California St., GO	5.250%		11/01/40	1,250	1,433,738
California St., Infra & Econ. Dev. Bank, Walt Dis. Fam. Musm.	5.250%		02/01/38	3,000	3,286,740
California St., Var. Purp., GO	5.000%		10/01/29	2,000	2,274,520
California St., Var. Purp., GO	5.000%		09/01/41	4,250	4,727,785
California St., Var. Purp., GO	5.000%		10/01/41	1,250	1,392,088
California St., Var. Purp., GO	5.000%		04/01/42	7,000	7,828,030
California St., Var. Purp., GO	5.000%		10/01/44	2,500	2,847,800
California St., Var. Purp., GO	5.250%		04/01/35	1,250	1,454,612
California St., Var. Purp., GO	5.500%		11/01/39	1,000	1,153,720
California St., Var. Purp., GO	6.000%		03/01/33	1,500	1,834,080
California St., Var. Purp., GO	6.000%		04/01/38	3,500	4,192,160
California St., Var. Purp., GO	6.000%		11/01/39	2,000	2,436,340
California St., Univ. Rev., Ser. A	5.000%		11/01/37	1,250	1,395,313
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%		11/01/40	2,100	2,254,392
California Statewide Cmntys. Dev. Auth. Rev., Huntington Mem. Hosp., Ser. B, Rfdg.	4.000%		07/01/39	1,500	1,490,655
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	3,000	3,612,420
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist. No. 2, Ser. A, CABS, GO, NATL	2.500	%(a)	10/01/21	60	50,629
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%		08/01/40	1,250	1,397,750
Golden St. Tob. Secur. Corp., Rev. Rfdg., Asset-Bkd., Ser. A, AMBAC, CABS (Converted to 4.600% on 6/1/10)	4.600%		06/01/23	2,000	2,188,340

Golden St. Tob. Secur. Corp., Rev. Rfdg., Asset-Bkd., Ser. A-1	4.500%		06/01/27	2,240	2,106,160
Golden St. Tob. Secur. Corp., Rev. Rfdg., Enhanced Asset-Bkd., Ser. A	5.000%		06/01/45	1,000	1,021,780
Golden St. Tob. Secur. Corp., Tob. Settlement Rev. Rfdg., Asset-Bkd., Ser. A-2, CABS	5.300%		06/01/37	5,000	3,996,900
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	1,000	1,153,400
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	1,000	1,141,660
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,000	1,220,540
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,793,975
Los Angeles Calif. Dept. of Wtr. & Pwr., Sys., Ser. B	5.000%		07/01/34	2,500	2,880,250
M-S-R Energy Auth., Calif., Ser. A	6.500%		11/01/39	2,000	2,710,300
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	4.250	%(a)	08/01/25	2,000	1,276,180
Port of Los Angeles, Harbor Dept. Rev., Ser. A, Rfdg., AMT	5.000%		08/01/44	1,250	1,399,438
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000%		05/01/33	1,750	1,929,917
San Diego Cmnty. College Dist., Election 2006, GO	5.000%		08/01/41	1,500	1,704,435
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000%		07/01/43	2,000	2,195,980
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. A, Rfdg., AMT	5.250%		05/01/33	1,000	1,142,380
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. F, Rfdg., AMT	5.000%		05/01/28	1,635	1,844,116
San Francisco City & Cnty. Airports Commission, Ser. A, Rfdg., AMT	5.000%		05/01/44	2,000	2,208,600
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%		01/01/29	1,000	1,162,230
University Calif. Rev. Gen., Ser. O	5.750%		05/15/34	750	878,483
University Calif. Rev. Gen., Ser. Q	5.000%		05/15/34	1,000	1,093,780
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO	5.500%		08/01/33	2,000	2,290,380
Walnut Energy Ctr. Auth., Rev., Rfdg.	5.000%		01/01/34	800	925,264

					107,212,612

Colorado — 2.5%
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, NATL	5.000%		11/15/25	10,000	10,820,200
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250%		11/15/22	1,000	1,171,370
Denver City & Cnty. Arpt. Sys. Rev., Ser. B, AMT, NATL	5.000%		11/15/15	2,500	2,616,250
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	5.000%		06/01/27	1,500	1,725,045
University Colo. Enterprise Sys. Rev., Ser. A	5.375%		06/01/32	1,000	1,160,270

					17,493,135

Connecticut — 0.3%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Rfdg., Ser. A	4.375%		09/01/28	1,000	1,085,420
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%		07/01/41	1,250	1,378,350

					2,463,770

District of Columbia — 3.6%
Dist. of Columbia, Rev., Brookings Inst.	5.750%		10/01/39	5,000	5,504,250
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%		04/01/34	600	668,412
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/43	850	985,269
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%		07/01/48	725	834,642
Dist. of Columbia, Ser. E, BHAC, GO	5.000%		06/01/28	5,000	5,548,550
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	5.500%		10/01/39	2,000	2,252,800
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%		10/01/31	2,500	2,820,900
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%		10/01/44	1,000	1,103,770

Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.250%	10/01/27	1,000	1,113,130
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. B, AMT	5.000%	10/01/25	3,000	3,445,620
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. C, AMT	5.000%	10/01/27	1,000	1,137,580

				25,414,923

Florida — 9.4%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	6.300%	05/01/18	210	210,069
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,653,675
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., High Act-A-1, Ser. A-1	6.000%	06/01/16	1,500	1,623,885
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., Ser. A-1	5.250%	06/01/17	1,000	1,111,210
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,440,025
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,188,390
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,123,870
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	563,920
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,158,280
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000%	07/01/23	5,185	5,904,367
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AMT, AGM	5.000%	10/01/23	2,240	2,449,933
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(d)	5.550%	05/01/36	205	151,265
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Ser. B (Pre-refunded Date 11/15/15)(b)	5.000%	11/15/25	205	214,492
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,868,098
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Unrefunded Bal., Ser. B	5.000%	11/15/25	1,410	1,470,080
Miami Beach Hlth. Facs. Auth. Rev., Mt. Sinai Med. Ctr. Rfdg.	5.000%	11/15/44	500	539,895
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT	5.500%	10/01/24	2,665	3,053,450
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,711,575
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AGM, AMT	5.250%	10/01/26	5,000	5,503,200
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250%	10/01/22	5,000	6,095,750
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,705,680
Orlando Util. Commn. Sys. Rev., Ser. A	5.250%	10/01/39	5,000	5,639,150
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/22	3,065	3,283,718
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/23	2,350	2,513,960
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000%	12/01/31	500	560,175
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	819,518
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,804,525
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	4,117,462
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,324,480
West Palm Beach Cmnty. Redev. Agcy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	5.000%	03/01/35	1,000	1,013,570

				66,817,667

Georgia — 2.5%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	5.625%	01/01/33	2,000	2,319,300
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000%	01/01/30	3,250	3,927,755

Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%		01/01/30	500	549,150
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%		01/01/33	750	802,657
Forsyth Cnty. Sch. Dist., Dev., GO	6.750%		07/01/16	265	281,528
Fulton Cnty. Sch. Dist., Rfdg., GO	6.375%		05/01/17	750	852,555
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%		07/01/41	1,500	1,655,625
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250%		09/01/39	5,000	5,670,650
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000%		04/01/44	1,500	1,619,535

					17,678,755

Guam — 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev. (Pre-refunded Date 07/01/15)(b)	6.000%		07/01/25	500	516,865

Hawaii — 0.6%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500%		07/01/40	1,000	1,103,940
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%		07/01/40	500	559,090
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A	5.500%		07/01/43	2,500	2,851,225

					4,514,255

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B	6.250%		12/01/33	1,000	1,162,080

Illinois — 10.4%
Chicago Brd. Edu., Dedicated Rev., Ser. F, Rfdg., GO	5.000%		12/01/31	2,500	2,558,550
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	5.250%		01/01/26	6,000	6,286,860
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B, Rfdg., NATL	5.250%		01/01/15	1,000	1,004,670
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B-1, XLCA	5.250%		01/01/34	1,975	1,981,320
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	6.500%		01/01/41	1,000	1,211,480
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	5.000%		01/01/32	2,000	2,162,100
Chicago Rfdg. Proj., Ser. A, AGM, GO	5.000%		01/01/29	5,000	5,265,750
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%		12/01/40	1,000	1,121,120
Chicago Wtr. Wks. Rev., 2nd Lien Proj.	5.000%		11/01/44	1,000	1,095,820
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	5.375%		04/01/44	2,000	2,189,380
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%		11/01/39	2,000	2,209,380
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%		11/01/39	1,500	1,693,185
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%		08/15/39	1,000	1,170,210
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%		05/01/28	1,500	1,755,630
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded Date 07/01/18)(b)	6.250%		07/01/38	5,000	5,956,950
Illinois Fin. Auth. Student Hsg. Rev., Advancement Fund, Ser. B, Rfdg.	5.000%		05/01/30	4,000	4,089,680
Illinois St., GO	5.000%		05/01/39	1,000	1,047,420
Illinois St., GO	5.250%		02/01/29	2,000	2,198,360
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000%		06/15/20	2,000	2,354,480
Illinois St. Sales Tax Rev., Rfdg., GO, AGM	5.000%		01/01/23	3,000	3,262,080
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%		01/01/38	3,125	3,487,719
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.500%		01/01/33	2,000	2,207,540
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000%		01/01/39	2,000	2,253,160
Illinois St. Toll Hwy. Auth. Rev., Sr. Priority, Sr. A-1, AGM (Pre-refunded Date 07/01/16)(b)	5.000%		01/01/24	5,000	5,346,850
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.590	%(a)	12/15/34	10,000	4,026,200

Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.750	%(a)	06/15/37	7,500	2,602,425
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%		06/01/28	2,850	3,333,730

					73,872,049

Indiana — 0.5%
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%		09/01/34	500	552,180
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%		09/01/40	750	820,320
Indiana St. Fin. Auth. Var. Duke Energy Indl., Ser. B	6.000%		08/01/39	1,000	1,142,370
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	5.750%		01/01/38	1,000	1,136,900

					3,651,770

Kansas — 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%		11/15/38	1,000	1,144,790
Sedgwick & Shawnee Cnty. Sngl. Fam. Hsg. Rev., Proj., Ser. A-4, AMT, FNMA, GNMA (Pre-refunded Date 12/01/14)(b)	5.700%		12/01/27	105	106,097

					1,250,887

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%		06/01/40	3,500	4,036,130
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%		06/01/39	500	572,590
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	5.625%		09/01/39	500	553,330

					5,162,050

Louisiana — 1.1%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	5.375%		04/01/31	1,000	1,128,340
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	6.750%		07/01/39	1,000	1,165,300
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	6.750%		06/01/26	2,000	2,350,540
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%		06/15/34	1,250	1,450,562
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory Put Date 06/01/22)	4.000%		12/01/40	1,500	1,619,655

					7,714,397

Maryland — 0.4%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%		07/01/40	2,000	2,179,860
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%		07/01/41	400	459,920

					2,639,780

Massachusetts — 3.8%
Boston Indl. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., AMT	7.375%		05/15/15	290	296,305
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	5.250%		07/01/34	2,000	2,251,560
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%		07/01/27	1,325	1,712,205
Massachusetts Edl. Fin. Auth. Rev., Ser. B, AMT	5.500%		01/01/23	625	650,531
Massachusetts St. Cons. Ln., Ser. C, GO, AGM (Pre-refunded Date 08/01/17)(b)	5.000%		08/01/19	2,000	2,232,660
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%		07/01/41	5,000	5,593,350

Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	5.500%		11/15/36	3,500	4,068,365
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%		02/15/28	3,000	3,839,580
Massachusetts St. Port Auth., Ser. A, AMT	5.000%		07/01/42	1,000	1,101,310
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%		07/01/32	5,000	5,295,150

					27,041,016

Michigan — 1.1%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375%		10/15/41	750	848,265
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	5.750%		05/15/38	1,000	1,119,750
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg.	6.000%		08/01/39	2,000	2,273,840
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%		12/01/18	1,500	1,695,555
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%		12/01/28	1,500	1,643,880

					7,581,290

Minnesota — 0.3%
Minneapolis-St. Paul Metro. Arpts. Commn. Rev., Ser. A, Rfdg.	5.000%		01/01/35	1,000	1,130,880
Minnesota Muni. Pwr. Agcy. Rev., Ser. A, Rfdg.	5.000%		10/01/35	1,000	1,143,630

					2,274,510

Missouri — 0.6%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., BJC Hlth. Sys.	5.000%		01/01/44	3,500	3,966,900

Nevada — 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%		07/01/34	3,000	3,363,570

New Jersey — 4.8%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	5.750%		02/15/42	1,500	1,716,000
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co. Ser. A, Rfdg., NATL	6.800%		03/01/21	2,615	3,210,566
Clearview Reg. High Sch. Dist., GO, NATL	5.375%		08/01/15	295	302,175
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000%		07/01/44	2,500	2,853,550
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	6.000%		07/01/41	500	592,705
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%		07/01/43	1,000	1,160,950
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%		07/01/38	2,000	2,221,080
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%		07/01/29	1,000	1,156,360
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converts to 5.150% on 01/01/15)	2.810	%(a)	01/01/35	3,000	3,127,560
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%		01/01/43	3,000	3,293,460
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%		12/15/23	3,000	3,578,520
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%		12/15/38	3,000	3,473,220
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%		06/15/31	1,000	1,152,730
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.500%		06/01/23	3,160	3,149,161

Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.625%	06/01/26	3,000	2,754,300

				33,742,337

New York — 7.3%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	6.375%	07/15/43	750	883,163
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A	6.000%	05/01/33	1,000	1,170,440
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC	5.500%	05/01/33	2,000	2,318,020
Metropolitan Trans. Auth. Rev., Ser. 2008C	6.500%	11/15/28	2,500	3,014,925
Metropolitan Trans. Auth. Rev., Ser. D	5.250%	11/15/40	2,000	2,229,020
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Highland Hosp. Rochester, Rfdg.	5.000%	08/01/22	2,000	2,052,900
New York City, Ser. E, GO	5.000%	08/01/17	6,000	6,670,860
New York City, Ser. I-1, GO	5.250%	04/01/28	2,000	2,292,780
New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., AMT	5.500%	01/01/24	1,500	1,572,255
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	5.750%	06/15/40	1,000	1,146,480
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	1,682,520
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	3,432,120
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub., Ser. D-1	5.000%	11/01/38	3,000	3,384,600
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	2,051,122
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%	07/01/21	1,685	1,934,852
New York St. Dorm. Auth. Rev., NY Univ., Ser. A	5.000%	07/01/43	1,500	1,684,605
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/20	2,100	2,482,536
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/21	2,000	2,381,900
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	5.500%	10/15/23	3,750	4,750,575
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	573,960
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, AMT	5.250%	06/01/27	1,000	1,004,800
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%	12/15/41	2,585	2,980,867

				51,695,300

North Carolina — 1.7%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC	6.000%	01/01/18	1,000	1,152,500
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(b)	6.400%	01/01/21	900	1,051,137
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(b)	6.500%	01/01/18	2,635	3,100,710
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	6.500%	01/01/18	1,005	1,174,533
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded Date 01/01/22)(b)	6.000%	01/01/26	650	832,975
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC	6.000%	01/01/19	430	464,667

North Carolina Med. Care Commn. Healthcare Facs. Rev., Duke Univ. Hlth. Sys., Ser. A	5.000%		06/01/42	3,500	3,929,940

					11,706,462

North Dakota — 0.1%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%		07/01/26	1,000	1,071,360

Ohio — 3.4%
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.125%		06/01/24	3,690	3,130,780
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.875%		06/01/30	3,500	2,899,295
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., FHA (Pre-refunded Date 01/01/15)(b)	7.625%		01/01/22	1,020	1,026,538
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%		11/15/41	2,000	2,180,080
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/20	400	457,916
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%		06/01/42	1,250	1,330,375
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250%		12/01/34	400	464,536
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.570	%(a)	12/01/19	1,720	1,590,794
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%		11/15/41	750	892,523
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%		11/15/37	875	1,076,670
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250%		08/01/41	800	862,400
Ohio St. Air Quality Dev. Auth. Rev., Poll Ctl. FirstEnergy, Ser. C, Rfdg.	5.625%		06/01/18	500	555,550
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500%		10/01/20	750	860,603
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%		01/01/42	2,000	2,224,660
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Nuclear Gen., Ser. B, Rfdg. (Mandatory put date 06/03/19)	4.000%		12/01/33	1,250	1,324,075
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. FirstEnergy, Ser. A, Rfdg. (Mandatory put date 06/01/16)	5.875%		06/01/33	500	535,825
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	5.000%		12/01/29	2,150	2,486,066

					23,898,686

Oklahoma — 0.5%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%		02/15/42	1,500	1,631,295
Stillwater Util. Auth. Rev., Ser. A	5.000%		10/01/39	1,865	2,149,823

					3,781,118

Oregon — 0.7%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A	5.000%		11/15/33	3,500	3,976,035
Port of Portland Arpt. Rev., Ser. 22, AMT	5.000%		07/01/44	1,000	1,106,690

					5,082,725

Pennsylvania — 2.9%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%		12/01/41	2,700	3,046,194
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%		06/01/41	2,000	2,191,340
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%		06/01/44	3,000	3,327,990
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	4.625%		12/01/18	3,500	3,585,575
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	5.000%		12/01/15	3,000	3,091,830

Pennsylvania Tpke. Comm., Ser. A	5.000%		12/01/38	1,000	1,126,630
Philadelphia Arpt. Rev., Ser. A, Rfdg., AMT	5.000%		06/15/27	2,500	2,775,225
Philadelphia, Ser. B, AGC, GO (Pre-refunded Date 07/15/16)(b)	7.125%		07/15/38	1,500	1,665,225

					20,810,009

Puerto Rico — 1.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%		07/01/37	1,260	894,650
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%		07/01/47	1,050	748,157
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, Rfdg., GO	5.500%		07/01/39	2,000	1,419,020
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR	0.858	%(c)	07/01/31	5,000	2,325,000
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	6.750%		07/01/36	1,000	750,010
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,750	1,300,232
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	3,550	2,764,562
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000%		08/01/43	750	519,390
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%		08/01/40	750	594,323

					11,315,344

Rhode Island — 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	7.000%		05/15/39	2,000	2,351,060

South Carolina — 1.2%
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	5.500%		01/01/38	2,500	2,837,850
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	5.750%		12/01/43	3,000	3,532,890
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125%		12/01/43	2,000	2,218,640

					8,589,380

South Dakota — 0.6%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%		06/01/27	1,000	1,130,560
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%		07/01/42	1,600	1,732,784
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Oblig. Grp., Ser. B	5.000%		11/01/44	1,350	1,485,216

					4,348,560

Tennessee — 0.8%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%		01/01/45	1,500	1,679,055
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	5.200	%(a)	01/01/35	1,000	356,660
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750%		07/01/25	1,000	1,152,530
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,136,500
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,000	1,150,540

					5,475,285

Texas — 9.0%
Arlington Higher Ed. Fin. Corp. Rev., Lifeschool Dallas, Ser. A, PSFG	4.000%		08/15/44	1,000	1,019,330
Austin Elec. Util. Sys. Rev., Ser. A, Rfdg., AMBAC	5.000%		11/15/22	4,610	4,990,970
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%		11/15/29	2,000	2,288,600
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(e)	5.400%		10/01/29	1,000	79,900
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., Rfdg., AMT(e)	5.400%		05/01/29	1,500	119,850
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%		01/01/41	1,000	1,158,620
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,194,600
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	4.000%		08/15/44	1,500	1,505,925
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%		08/15/39	1,000	1,134,910
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000%		11/01/35	5,000	5,373,150
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,141,460
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%		10/01/39	1,500	1,726,860
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%		11/01/36	3,000	3,416,190
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%		07/01/39	1,000	1,126,640
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/25	575	655,667
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%		07/01/32	1,000	1,099,210
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg., AMT	5.000%		07/01/32	2,000	2,266,820
Houston Util. Sys. Rev., Comb., 1st Lien, Ser. A, Rfdg., AGC	5.250%		11/15/33	1,510	1,705,862
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%		05/15/28	2,000	2,269,860
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(b)	5.750%		05/15/28	45	46,154
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(b)	5.750%		05/15/28	235	241,028
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded Date 05/15/15)(b)	5.750%		05/15/28	2,680	2,748,742
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., Unrefunded	5.750%		05/15/28	245	250,297
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	6.000%		01/01/38	1,000	1,167,680
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%		01/01/39	1,500	1,738,350
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	5.750%		01/01/40	1,500	1,666,845
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg.	5.750%		01/01/38	2,500	2,763,800
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	5.500%		09/01/41	1,000	1,175,420
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg.(e)	6.150%		08/01/22	1,000	79,900
San Antonio Elec. & Gas Sys., Ser. A (Pre-refunded Date 02/01/16)(b)	5.000%		02/01/21	5,000	5,273,850
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%		12/15/17	1,470	1,597,772
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	0.857	%(c)	12/15/26	1,500	1,377,105
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000%		06/30/40	2,500	3,008,800
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%		06/30/43	500	604,415
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000%		12/31/38	1,500	1,856,535
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%		12/01/23	2,500	2,933,150

					63,804,267

Utah — 0.8%
Intermountain Pwr Agcy., Utah Pwr., Supply Rev., Ser. A, Rfdg., ETM, AMBAC(b)	5.000%		07/01/17	5,000	5,559,400

Virginia — 1.0%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%	05/15/40	2,000	2,220,500
Richmond Met. Auth. Expy. Rev., Rfdg., ETM, FGIC, NATL(b)	5.250%	07/15/17	2,440	2,620,585
Richmond Met. Auth. Expy. Rev., Rfdg., Unrefunded Bal., FGIC, NATL	5.250%	07/15/17	1,390	1,472,524
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded Date 06/01/15)(b)	5.625%	06/01/37	1,000	1,027,830

				7,341,439

Washington — 4.1%
Port of Seattle Rev., Intermediate Lien, Rfdg., XLCA	5.000%	02/01/28	3,000	3,130,020
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000%	09/01/26	1,115	1,259,660
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000%	02/01/24	2,500	2,840,650
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev.	5.750%	12/01/35	625	694,881
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000%	12/01/37	1,500	1,581,165
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL (Pre-refunded Date 06/01/16)(b)	5.000%	06/01/21	2,665	2,851,044
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL (Pre-refunded Date 06/01/16)(b)	5.000%	06/01/22	2,570	2,749,412
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000%	07/01/38	2,690	2,947,352
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500%	07/01/30	1,115	1,250,774
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded Date 10/01/16)(b)	5.000%	10/01/36	85	92,117
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%	10/01/39	3,500	3,812,305
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital	5.625%	10/01/38	1,250	1,439,975
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%	10/01/42	2,000	2,198,320
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded Date 05/15/21)(b)	6.250%	11/15/41	1,500	1,922,730

				28,770,405

Wisconsin — 0.3%
Wisconsin St. Gen. Rev., St. Approp., Ser. A	5.750%	05/01/33	2,000	2,352,280

Wyoming — 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	560,160

TOTAL INVESTMENTS — 99.2% (cost $645,041,740)(f)				701,785,932
Other assets in excess of liabilities(g) — 0.8%				5,487,673

NET ASSETS — 100.0%				$707,273,605

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax

BHAC	Berkshire Hathaway Assurance Corp.
CABS	Capital Appreciation Bonds
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	LondonInterbank Offered Rate
NATL	National Public Finance Guaranty Corp.
PSFG	Permanent School Fund Guaranty
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents a zero coupon or step coupon bond. Rate quoted represents effective yield at November 30, 2014.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2014.
(d)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$643,514,116

Appreciation	65,349,755
Depreciation	(7,077,939)

Net Unrealized Appreciation	$58,271,816

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contract outstanding at November 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2014	Unrealized Depreciation(1)(2)
Short Position:
138	U.S. Long Bonds	Mar. 2015	$ 19,406,153	$ 19,682,250	$ (276,097)

(1)	Cash of $529,000 has been segregated with JPMorgan Chase to cover requirement for open futures contracts as of November 30, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$701,785,932	$—
Other Financial Instruments*
Futures Contracts	(276,097)	—	—

Total	$(276,097)	$701,785,932	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential National Muni Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 19, 2015

*	Print the name and title of each signing officer under his or her signature.